UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sun Valley Gold LLC

Address:  620 Sun Valley Road
          P.O. Box 2759
          Sun Valley, Idaho 83353

13F File Number: 28-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter F. Palmedo
Title:  President of Sun Valley Gold Corporation, the Managing Member
Phone:  208-726-2399

Signature, Place and Date of Signing:

/s/ Peter F. Palmedo         Sun Valley, Idaho            11/10/05
--------------------         -----------------            -------
    [Signature]                [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total: $200,637
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                           Holdings Report by Fund, Security Description, Position, Security Description
                                                        Sun Valley Gold LLC
                                                        September 30, 2005

          COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN7         COULMN 8
                                TITLE OF                VALUE     SH/OR      SH/ PUT/ INVTMT     OTHER        VOTING AUTHORITY
       NAME OF ISSUER           CLASS        CUSIP      (x $1000) PRN AMT    PRN CALL DSCRTN     MANAGERS   SOLE    SHARED  NONE
Anglogold Ashanti Ltd.          SPONSORED
                                ADR          035128206   2,546       60,000  SH       SOLE                 60,000
Apex Silver Mines Ltd.          ORD          G04074103     872       55,500  SH       SOLE                 55,500
Aurizon Mines Ltd.              COM          05155P106   6,019    4,730,000  SH       SOLE              4,730,000
Barrick Gold Corp               COM          067901108     160        5,500  SH       SOLE                  5,500
Bema Gold Corp                  COM          08135F107   3,282    1,219,900  SH       SOLE              1,219,900
Cambior Inc.                    COM          13201L103   5,663    2,677,200  SH       SOLE              2,677,200
Coeur D'Alene Mines Corp IDA    COM          192108108      46       10,900  SH       SOLE                 10,900
Crystallex Intl Corp            COM          22942F101      48       30,785  SH       SOLE                 30,785
Cumberland Res. Ltd.            COM          23077r100   4,554    3,097,000  SH       SOLE              3,097,000
Drdgold Ltd.                    ADR          26152h103   1,071      776,412  SH       SOLE                776,412
Glamis Gold                     COM          376775102     743       33,635  SH       SOLE                 33,635
Gold Reserve CL A               CL A         38068N108   1,890      810,900  SH       SOLE                810,900
Golden Star Resources Ltd. CDA  COM          38119T104   4,458    1,334,660  SH       SOLE              1,334,660
Harmony Gold Mng Ltd            SPONSORED
                                ADR          413216300   4,530      414,057  SH       SOLE                414,057
Hecla Mng Co                    COM          422704106   5,304    1,210,900  SH       SOLE              1,210,900
Iamgold Corp                    COM          450913108     977      133,200  SH       SOLE                133,200
Kinross Gold Corp               COM NO PAR   496902404   4,195      546,276  SH       SOLE                546,276
Lihir Gold Ltd.                 SPONSORED
                                ADR          532349107   1,152       39,150  SH       SOLE                 39,150
Metallica Res Inc.              COM          59125J104   3,002    1,939,600  SH       SOLE              1,939,600
Minefinders Ltd.                COM          602900102   5,976    1,230,100  SH       SOLE              1,230,100
Miramar Mining Corp.            COM          60466E100   4,960    3,169,500  SH       SOLE              3,169,500
Nevsun Res. Ltd.                COM          64156L101     238      112,500  SH       SOLE                112,500
Pan American Silver Corp.       COM          697900108   1,637       92,700  SH       SOLE                 92,700
Placer Dome, Inc.               COM          725906101   9,777      570,081  SH       SOLE                570,081
Randgold Res Ltd.               ADR          752344309   4,963      315,686  SH       SOLE                315,686
Royal Gold Inc.                 COM          780287108     782       29,100  SH       SOLE                 29,100
Silver Wheaton Corp.            COM          828336107   2,637      605,000  SH       SOLE                605,000
StreetracksGold TR              GOLD SHS     863307104  12,581      269,400  SH       SOLE                269,400
Yamana Gold Inc.                COM          98462Y100   3,500      804,461  SH       SOLE                804,461
Durban Roodepoort Deep Ltd.     NOTE 6.000%
                                11/1         266597AB9   3,400    4,000,000  PRN      SOLE              4,000,000
Arch Coal Inc                   COM          039380100   3,632       53,800  SH       SHARED-OTHER                    53,800
BHP Billiton Ltd.               SPONSORED
                                ADR          088606108     851       24,900  SH       SHARED-OTHER                    24,900
Cambior Inc.                    COM          13201L103   5,696    2,692,820  SH       SHARED-OTHER                 2,692,820
Cameco Corp.                    COM          13321L108   6,789      127,300  SH       SHARED-OTHER                   127,300
Coeur D'Alene Mines             COM          192108108   1,802      426,000  SH       SHARED-OTHER                   426,000
Consol Energy Corp.             COM          20854P109   3,183       41,737  SH       SHARED-OTHER                    41,737
Crystallex Intl Corp.           COM          22942F101   2,534    1,614,150  SH       SHARED-OTHER                 1,614,150
Gammon Lake Res Inc.            COM          364915108   6,701      822,200  SH       SHARED-OTHER                   822,200
Goldcorp CL A                   COM          380956409     902       45,025  SH       SHARED-OTHER                    45,025
Golden Star Res Ltd. CDA        COM          38119T104   1,959      586,500  SH       SHARED-OTHER                   586,500
Hecla Mng Co.                   COM          422704106   2,576      588,200  SH       SHARED-OTHER                   588,200
Ivanhoe Mines Ltd.              COM          46579N103  12,142    1,440,882  SH       SHARED-OTHER                 1,440,882
Minefinders Ltd.                COM          602900102   1,969      405,300  SH       SHARED-OTHER                   405,300
Miramar Mining Corp.            COM          60466E100   5,291    3,381,039  SH       SHARED-OTHER                 3,381,039
New Gold Inc. CDA               COM          644535106   4,330      840,800  SH       SHARED-OTHER                   840,800
Pan American Silver Corp.       COM          697900108   3,457      195,754  SH       SHARED-OTHER                   195,754
Peabody Energy Corp.            COM          704549104   5,398       64,000  SH       SHARED-OTHER                   64,000
Peru Copper Inc.                COM          715455101   2,193    1,500,000  SH       SHARED-OTHER                1,500,000
Placer Dome, Inc.               COM          725906101   3,334      194,408  SH       SHARED-OTHER                  194,408
Randgold Res Ltd.               ADR          752344309   4,152      264,131  SH       SHARED-OTHER                  264,131
Rio Narcea Gold Mines Inc.      COM          766909105   5,778    4,147,800  SH       SHARED-OTHER                4,147,800
Silver Wheaton Corp.            COM          828336107   2,439      559,400  SH       SHARED-OTHER                  559,400
Stillwater Mng Co.              COM          86074Q102      77        8,400  SH       SHARED-OTHER                    8,400
Titanium Metals Corp            COM NEW      888339207   4,303      108,780  SH       SHARED-OTHER                  108,780
Valence Technology Inc.         COM          918914102   1,181      435,792  SH       SHARED-OTHER                  435,792
Western Silver Corp             COM          959531104   1,843      218,400  SH       SHARED-OTHER                  218,400
Yamana Gold Inc.                COM          98462Y100   5,066    1,164,425  SH       SHARED-OTHER                1,164,425
Peru Copper Inc                 *W EXP
                                3/18/200     715455119      97      750,000  SH       SHARED-OTHER                  750,000


00964.0003 #617034